Consolidated Statements of Operations and Comprehensive Income (Q1) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Rental income	$ 71,449				$ 51,093					$ 228,201	$ 193,561	$ 182,064
Tenant recovery income	22,437				16,936					73,700	63,131	58,675
Fees and management income	8,712				0					8,156	0	0
Other property income	601				274					1,486	1,038	1,360
Total revenues	103,199				68,303					311,543	257,730	242,099
Expenses:
Property operating	18,115				11,432					53,824	41,890	38,399
Real estate taxes	13,147				10,258					43,456	36,627	35,285
General and administrative	10,461				7,830					36,348	31,804	15,829
Depreciation and amortization	46,427				27,624					130,671	106,095	101,479
Total expenses	88,150				57,144					294,320	222,219	196,396
Other:
Interest expense, net	(16,779)				(8,390)					(45,661)	(32,458)	(32,390)
Other expense, net	(107)				(1,635)
Net (loss) income	(1,837)				1,134					(41,718)	9,043	13,561
Net loss (income) attributable to noncontrolling interests	237				(28)					3,327	(111)	(201)
Net (loss) income attributable to stockholders	$ (1,600)	$ (30,072)	$ (8,232)	$ (1,193)	$ 1,106	$ 3,689	$ 2,464	$ 560	$ 2,219	$ (38,391)	$ 8,932	$ 13,360
Earnings per common share:
Net (loss) income per share attributable to stockholders - basic and diluted	$ (0.01)	$ (0.17)	$ (0.04)	$ (0.01)	$ 0.01	$ 0.02	$ 0.01	$ 0	$ 0.01	$ (0.21)	$ 0.05	$ 0.07
Weighted-average common shares outstanding:
Basic	185,899				183,230					183,784	183,876	183,678
Diluted	230,352				186,022					196,497	186,665	186,394
Comprehensive income:
Net (loss) income	$ (1,837)				$ 1,134					$ (41,718)	$ 9,043	$ 13,561
Other comprehensive income:
Change in unrealized gain on interest rate swaps	13,488				1,816					4,580	10,565	22
Comprehensive (loss) income	11,651				2,950					(37,138)	19,608	13,583
Net loss (income) attributable to noncontrolling interests	237				(28)					3,327	(111)	(201)
Other comprehensive income attributable to noncontrolling interests	(2,603)				0					3,327	(111)	(201)
Comprehensive (loss) income attributable to stockholders	$ 9,285				$ 2,922					$ (33,811)	$ 19,497	$ 13,382